Income Taxes (Details) - Schedule of unrecognized tax benefits - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of unrecognized tax benefits [Abstract]
Balance	$ 56,604
Increases related to prior year tax positions		56,604
Decreases related to prior year tax positions
Balance	$ 56,604	$ 56,604